DEBT - Narrative (Details)	1 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 03, 2021 USD ($) facility
Debt Instrument [Line Items]
Debt outstanding	$ 1,235,034,000	$ 1,235,034,000	$ 1,251,253,000
Line of Credit
Debt Instrument [Line Items]
Current borrowing capacity	432,000,000.0	432,000,000.0	401,100,000
Line of Credit | Subsidiaries
Debt Instrument [Line Items]
Maximum borrowing capacity	243,200,000	243,200,000	252,300,000
Current borrowing capacity	131,300,000	131,300,000	167,600,000
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 600,000,000
Debt outstanding	$ 153,547,000	$ 153,547,000	183,909,000
Line of Credit | Revolving Credit Facility | SOFR
Debt Instrument [Line Items]
Adjustment to basis spread	0.10%
Basis spread	0.10%
Interest rate benchmark		0.00%
Line of Credit | Revolving Credit Facility | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread		1.00%
Line of Credit | Revolving Credit Facility | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread		2.75%
Line of Credit | Revolving Credit Facility | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread		0.00%
Line of Credit | Revolving Credit Facility | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread		1.75%
Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Revolving credit facility drawn amount	$ 14,500,000	$ 14,500,000	15,000,000.0
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Number of term loan facilities | facility				2
Debt outstanding	$ 817,425,000	817,425,000	$ 823,875,000
Loans Payable | Term Loan A
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 300,000,000
Periodic principal payment		$ 1,900,000
Loans Payable | Term Loan A | SOFR
Debt Instrument [Line Items]
Adjustment to basis spread	0.10%
Interest rate benchmark		0.00%
Loans Payable | Term Loan A | SOFR | Minimum
Debt Instrument [Line Items]
Basis spread		1.00%
Loans Payable | Term Loan A | SOFR | Maximum
Debt Instrument [Line Items]
Basis spread		2.75%
Loans Payable | Term Loan A | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread		0.00%
Loans Payable | Term Loan A | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread		1.75%
Loans Payable | Term Loan B
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 540,000,000
Periodic principal payment		$ 1,400,000
Loans Payable | Term Loan B | SOFR
Debt Instrument [Line Items]
Interest rate benchmark		0.00%
Loans Payable | Term Loan B | SOFR | Minimum
Debt Instrument [Line Items]
Adjustment to basis spread	0.11%
Basis spread		2.00%
Loans Payable | Term Loan B | SOFR | Maximum
Debt Instrument [Line Items]
Adjustment to basis spread	0.72%
Basis spread		2.25%
Loans Payable | Term Loan B | Base Rate | Minimum
Debt Instrument [Line Items]
Basis spread		1.00%
Loans Payable | Term Loan B | Base Rate | Maximum
Debt Instrument [Line Items]
Basis spread		1.25%